Stock-Based Compensation - Schedule of Other Equity Instruments (Details) - Board of director - Deferred share units plans - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number Of Other Equity Instruments Outstanding [Roll Forward]
Outstanding, beginning balance (in shares)	1,963,000	2,373,000
Issued (in shares)	193,000	206,000
Reinvested (in shares)	86,000	131,000
Redeemed (in shares)	(191,000)	(744,000)
Forfeitures and cancellations (in shares)	(1,000)	(3,000)
Outstanding, ending balance (in shares)	2,050,000	1,963,000